Income Taxes	12 Months Ended
Sep. 30, 2013
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
Income tax expense was calculated based upon the following components of (loss) income from continuing operations before income tax:

	2013	2012	2011
Pretax (loss) income:
United States	$(204,365)	$(61,879)	$(119,439)
Outside the United States	184,214	175,059	137,108
Total pretax (loss) income	$(20,151)	$113,180	$17,669

The components of income tax expense are as follows:

	2013	2012	2011
Current:
Foreign	$47,740	$38,113	$32,649
State	1,274	(361)	2,332
Total current	$49,014	$37,752	$34,981
Deferred:
Federal	(23,397)	20,884	20,247
Foreign	2,146	5,190	28,054
State	(404)	(3,441)	9,013
Total deferred	$(21,655)	$22,633	$57,314
Income tax expense	$27,359	$60,385	$92,295

The following reconciles the total income tax expense, based on the Federal statutory income tax rate of 35%, with the Company’s recognized income tax expense:

	2013	2012	2011
Statutory federal income tax (benefit) expense	$(7,053)	$39,613	$6,184
Permanent items	10,104	8,595	8,654
Exempt foreign income	(5,921)	(5,760)	(380)
Foreign statutory rate vs. U.S. statutory rate	(19,182)	(15,211)	(14,132)
State income taxes, net of federal (benefit) expense	(11,686)	(2,164)	1,242
Residual tax on foreign earnings	(6,958)	29,844	18,943
FURminator purchase accounting benefit	—	(14,511)	—
HHI purchase accounting benefit	(49,848)	—	—
Valuation allowance	112,587	24,525	68,425
Unrecognized tax expense (benefits)	4,062	(4,386)	(2,793)
Inflationary adjustments	(245)	(803)	(1,472)
Correction of immaterial prior period error	—	—	4,873
Nondeductible share compensation	1,669	684	1,953
Other, net	(170)	(41)	798
Income tax expense	$27,359	$60,385	$92,295

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	September 30,
	2013	2012
Current deferred tax assets:
Employee benefits	$11,372	$16,399
Restructuring	7,085	8,054
Inventories and receivables	24,296	22,495
Marketing and promotional accruals	14,146	8,270
Other	22,783	13,866
Valuation allowance	(31,864)	(29,234)
Total current deferred tax assets	$47,818	$39,850
Current deferred tax liabilities:
Inventories and receivables	(2,748)	(2,618)
Unrealized gains	(373)	(1,153)
Other	(11,738)	(7,936)
Total current deferred tax liabilities	$(14,859)	$(11,707)
Net current deferred tax assets	$32,959	$28,143
Noncurrent deferred tax assets:
Employee benefits	$35,376	$33,584
Restructuring and purchase accounting	340	371
Net operating loss and credit carry forwards	663,610	572,397
Prepaid royalty	6,956	7,006
Property, plant and equipment	9,692	3,255
Unrealized losses	2,136	2,521
Long-term debt	668	3,976
Intangibles	3,917	4,282
Other	5,268	7,866
Valuation allowance	(416,973)	(353,189)
Total noncurrent deferred tax assets	$310,990	$282,069
Noncurrent deferred tax liabilities:
Property, plant, and equipment	(27,478)	(15,337)
Unrealized gains	(13,126)	(15,803)
Intangibles	(735,506)	(596,199)
Taxes on unremitted foreign earnings	(18,581)	(29,231)
Other	(9,073)	(2,964)
Total noncurrent deferred tax liabilities	$(803,764)	$(659,534)
Net noncurrent deferred tax liabilities	$(492,774)	$(377,465)
Net current and noncurrent deferred tax liabilities	$(459,815)	$(349,322)

In Fiscal 2012, the Company began recording residual U.S. and foreign taxes on foreign earnings as a result of its change in position regarding future repatriation and the requirements of ASC 740. To the extent necessary, the Company intends to utilize earnings of foreign subsidiaries in order to support management's plans to voluntarily accelerate pay down of U.S. debt, fund distributions to shareholders, fund U.S. acquisitions, and satisfy ongoing U.S. operational cash flow requirements. As a result, earnings of the Company's non-U.S. subsidiaries after September 30, 2011 are generally not considered to be permanently reinvested, except in jurisdictions where repatriation is either precluded or restricted by law. The Company annually estimates the available earnings, permanent reinvestment classification, and availability and intent to use alternative mechanisms for repatriation for each jurisdiction in which the Company does business. Accordingly, the Company is providing residual U.S. and foreign deferred taxes on these earnings to the extent they cannot be repatriated in a tax-free manner. As of September 30, 2013, the Company has provided residual taxes on approximately $12,506 of Fiscal 2013 distributions of foreign earnings, and $45,735 of earnings not yet taxed in the U.S. resulting in a Fiscal 2013 increase in tax expense, net of a corresponding adjustment to the Company's domestic valuation allowance, of approximately $109. As of September 30, 2012, the Company recorded residual U.S. and foreign taxes on approximately $21,163 of Fiscal 2012 distributions and $76,475 of earnings not yet taxed in the U.S., resulting in a Fiscal 2012 increase in tax expense, net of a corresponding adjustment to the Company's domestic valuation allowance, of approximately $3,278. As of September 30, 2011, the Company recorded residual U.S. and foreign taxes on approximately $39,391 of actual and deemed distributions of foreign earnings resulting in a Fiscal 2011 increase in tax expense, net of a corresponding adjustment to the Company's domestic valuation allowance, of approximately $771. Fiscal 2013, 2012 and 2011 distributions were primarily non-cash deemed distributions under U.S. tax law.
Remaining undistributed earnings of the Company’s foreign operations are approximately $409,589 at September 30, 2013, and are intended to remain permanently invested. Accordingly, no residual income taxes have been provided on those earnings at September 30, 2013. If at some future date these earnings cease to be permanently invested, the Company may be subject to U.S. income taxes and foreign withholding and other taxes on such amounts, which cannot be reasonably estimated at this time.
As of September 30, 2013, the Company has U.S. federal and state net operating loss carryforwards of approximately $1,501,525 and $1,537,523, respectively. These net operating loss carryforwards expire through years ending in 2033. As of September 30, 2013 the Company has foreign loss carryforwards of approximately $111,186 which will expire beginning in the Company's fiscal year ending 2014. Certain of the foreign net operating losses have indefinite carryforward periods. The Company is subject to an annual limitation on the use of its net operating losses that arose prior to its emergence from bankruptcy. The Company has had multiple changes of ownership, as defined under Section 382 of the Internal Revenue Code of 1986, as amended, that subject the Company’s U.S. federal and state net operating losses and other tax attributes to certain limitations. The annual limitation is based on a number of factors including the value of the Company’s stock (as defined for tax purposes), on the date of the ownership change, its net unrealized built in gain position on that date, the occurrence of realized built in gains in years subsequent to the ownership change, and the effects of subsequent ownership changes (as defined for tax purposes), if any. Due to these limitations, the Company estimates, as of September 30, 2013, that $301,202 of the total U.S. federal and $357,938 of the state net operating loss will expire unused even if the Company generates sufficient income to otherwise use all of its NOLs. In addition, separate return year limitations apply to limit the Company’s utilization of the acquired Russell Hobbs U.S. federal and state net operating losses to future income of the Russell Hobbs subgroup. The Company also projects, as of September 30, 2013, that $102,576 of the total foreign loss carryforwards will expire unused. The Company has provided a full valuation allowance against these deferred tax assets.
A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets depends on the ability of the Company to generate sufficient taxable income of the appropriate character in the future and in the appropriate taxing jurisdictions. As of September 30, 2013 and September 30, 2012, the Company’s valuation allowance, established for the tax benefit that may not be realized, totaled approximately $448,837 and $382,423, respectively. As of September 30, 2013 and September 30, 2012, approximately $415,994 and $346,939, respectively, related to U.S. net deferred tax assets, and approximately $32,843 and $35,484, respectively, related to foreign net deferred tax assets. The net increase in the valuation allowance for deferred tax assets during Fiscal 2013 totaled approximately $66,414, of which approximately $69,055 related to an increase in the valuation allowance against U.S. net deferred tax assets, and approximately $2,641 related to a decrease in the valuation allowance against foreign net deferred tax assets. As a result of the purchase of HHI, the Company reversed $49,848 of U.S. valuation allowance during Fiscal 2013. The reversal was attributable to $49,848 of net deferred tax liabilities recorded on the HHI acquisition date balance sheet that offset other U.S. net deferred tax assets. As a result of the purchase of FURminator, the Company reversed $14,511 of U.S. valuation allowance during Fiscal 2012. The reversal was attributable to $14,511 of net deferred tax liabilities recorded on the FURminator acquisition date balance sheet that offset other U.S. net deferred tax assets. During Fiscal 2011, the Company determined that a valuation allowance was required against deferred tax assets related to net operating losses in Brazil, and thus recorded a $25,877 increase in the valuation allowance.
The total amount of unrecognized tax benefits on the Company’s Consolidated Statements of Financial Position at September 30, 2013 and September 30, 2012 are $13,807 and $5,877, respectively. If recognized in the future, $10,115 of unrecognized tax benefits will affect the effective tax rate, and $3,692 of unrecognized tax benefits would create deferred tax assets against which the Company would have a full valuation allowance. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of September 30, 2013 and September 30, 2012 the Company had approximately $3,671 and $3,564, respectively, of accrued interest and penalties related to uncertain tax positions. The impact related to interest and penalties on the Consolidated Statement of Operations for Fiscal 2013 was a net increase to Income tax expense of $8. The impact related to interest and penalties on the Consolidated Statement of Operations for Fiscal 2012 was a net decrease to Income tax expense of $1,184. The impact related to interest and penalties on the Consolidated Statement of Operations for Fiscal 2011 was a net decrease to Income tax expense of $1,422.
As of September 30, 2013, certain of the Company’s legal entities are undergoing income tax audits. The Company cannot predict the ultimate outcome of the examinations; however, it is reasonably possible that during the next 12 months some portion of previously unrecognized tax benefits could be recognized.
The following table summarizes the changes to the amount of unrecognized tax benefits for Fiscal 2013, Fiscal 2012, and Fiscal 2011:

Unrecognized tax benefits at September 30, 2010	$12,808
Gross increase – tax positions in prior period	1,658
Gross decrease – tax positions in prior period	(823)
Gross increase – tax positions in current period	596
Settlements	(1,850)
Lapse of statutes of limitations	(3,376)

Unrecognized tax benefits at September 30, 2011	$9,013
Gross increase – tax positions in prior period	773
Gross decrease – tax positions in prior period	(1,308)
Gross increase – tax positions in current period	776
Settlements	(1,737)
Lapse of statutes of limitations	(1,640)

Unrecognized tax benefits at September 30, 2012	$5,877
Gross increase – tax positions in prior period	9,104
Gross decrease – tax positions in prior period	(327)
Gross increase – tax positions in current period	516
Settlements	(15)
Lapse of statutes of limitations	(1,348)

Unrecognized tax benefits at September 30, 2013	$13,807

The Company files income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions and is subject to ongoing examination by the various taxing authorities. The Company’s major taxing jurisdictions are the U.S., United Kingdom, and Germany. In the U.S., federal tax filings for years prior to and including the Company’s fiscal year ended September 30, 2009 are closed. However, the federal net operating loss carryforwards from the Company’s fiscal years ended September 30, 2009 and prior are subject to Internal Revenue Service (“IRS”) examination until the year that such net operating loss carryforwards are utilized and those years are closed for audit. The Company’s fiscal years ended September 30, 2010, 2011, 2012 and 2013 remain open to examination by the IRS. Filings in various U.S. state and local jurisdictions are also subject to audit and to date no significant audit matters have arisen.
In the U.S., Russell Hobbs federal tax filings for years prior to and including the year ended June 30, 2009 are closed. However, the federal net operating loss carryforwards for Russell Hobbs' fiscal years ended June 30, 2009 and prior are subject to examination by the IRS until the year that such net operating losses are utilized and those years are closed for audit.
During Fiscal 2011 we recorded the correction of an immaterial prior period error in our consolidated financial statements related to the effective state income tax rates for certain U.S. subsidiaries. We believe the correction of this error to be both quantitatively and qualitatively immaterial to our annual results for Fiscal 2011 or to the financial statements of any previous period. The impact of the corrections was an increase to income tax expense and an increase to deferred tax liabilities in Fiscal 2011 of approximately $4,873.